SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS CLASS A, CLASS T,
CLASS B, AND CLASS C FEBRUARY 28, 1998
PROSPECTUS

The following information replaces similar information found in "Who May Want to Invest" on page 3.

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 32, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.

The following information found in "Expenses" on page 4 is no longer applicable.

                            Class A    Class T    Class B    Class C

Annual account maintenance  $12.00     $12.00     $12.00     $12.00
fee (for accounts under
$2,500)

The following information replaces similar information for INTERNATIONAL CAPITAL APPRECIATION found in "Expenses" on page 5.

                       Operating Expenses           Class A    Class T    Class B    Class C

INTERNATIONAL CAPITAL  Management fee                0.75%[A]   0.75%[A]   0.75%[A]   0.75%[A]
APPRECIATION

                       12b-1 fee (including 0.25%    0.25%      0.50%      1.00%      1.00%
                       Shareholder Service Fee for
                       Class B and Class C shares)

                       Other expenses (after         0.70%[A]   0.70%[A]   0.70%[A]   0.70%[A]
                       reimbursement)

                       Total operating expenses      1.70%      1.95%      2.45%      2.45%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

The following information replaces similar information for INTERNATIONAL CAPITAL APPRECIATION found in "Expenses" on page 5.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

                                Full Redemption                             No Redemption

                                Class A          Class T  Class B  Class C  Class B        Class C

INTERNATIONAL CAPITAL  1 year   $74              $54      $75[A]   $35[A]   $25            $25
APPRECIATION

                       3 years  $108             $94      $106[A]  $76      $76            $76


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

The following information replaces similar information found in "Expenses" on page 6.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                         Class A  Effective Date    Class T  Effective Date    Class B  Effective Date    Class C

International Capital     1.70%   12/1/98            1.95%   12/1/98            2.45%   12/1/98            2.45%
Appreciation

Overseas                  1.55%   1/1/99             1.80%   1/1/99             2.30%   1/1/99             2.30%

Emerging Markets Income   1.40%   8/30/96            1.50%   3/10/94            2.15%   1/1/96             2.25%



                         Effective Date

International Capital    12/1/98
Appreciation

Overseas                 1/1/99

Emerging Markets Income  11/1/97


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                          Other Expenses                                                  Total Operating Expenses

                          Class A             Class T       Class B       Class C[A]      Class A

International Capital      5.47%               2.73%         3.22%         3.68%           6.47%
Appreciation[A]

Overseas                   1.49%              (dagger)      (dagger)       0.95%           2.55%

Emerging Markets Income    2.63%              (dagger)      (dagger)       1.74%           3.47%





                          Class T       Class B       Class C[A]

International Capital      3.98%         4.97%         5.43%
Appreciation[A]

Overseas                  (dagger)      (dagger)       2.76%

Emerging Markets Income   (dagger)      (dagger)       3.43%



[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN OR EQUAL TO THE
VOLUNTARY EXPENSE CAPS SHOWN IN THE FIRST TABLE ABOVE.

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.

The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.

FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

The following information replaces the eighth, ninth and tenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 21.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Class C shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.

For purchases of Class C shares made for an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b)
program or plan covering a sole-proprietor    (formerly Keogh/H.R. 10
plan) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

The following information replaces similar information found in "How to Buy Shares" on page 23.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                                              $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500
Through regular investment plans*                               $100
TO ADD TO AN ACCOUNT                                            $100
MINIMUM BALANCE                                                 $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None

(double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 26.

The following information replaces similar information found in "How to Buy Shares" on page 23.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN   , 403(B) PROGRAM OR PLAN
COVERING  A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

The following information replaces similar information found in "Investor Services" on page 27.

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM   INITIAL
$100

The following information replaces the second paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.

Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

The following information replaces the last paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.

   The Class A or Class T CDSC does not apply to the redemption of shares:

       1.    Held by insurance company separate accounts;

       2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

       3.    From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs,
SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 701/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction
Details" section on page 30.

Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions
Details" section on page 30.

Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For
purchases of Class C shares made for an employee benefit plan   ,
403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R.
10 plan    ) or through reinvested dividends and capital gain
distributions, investment professionals do not receive a concession at the time of sale.

The following information found in "Transaction Details" on page 31 is no longer applicable.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

The following information replaces the first paragraph found in "Exchange Restrictions" on page 32.

As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page 32.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:

1. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     investing through an insurance company separate account
used to fund annuity contracts;

3. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     investing through a trust institution, bank trust
department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily
engaged in the brokerage business. Employee benefit plans    (except
SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and
403(b) programs     that participate in the Advisor Retirement
Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     investing through an investment professional sponsored
program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged
an asset-based fee. Employee benefit plans    (except SIMPLE IRA, SEP,
and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b)
programs     do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an
asset-based fee. Employee benefit plans    (except SIMPLE IRA, SEP,
and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b)
programs     do not qualify for this waiver;    or

8. Purchased by a bank trust officer, registered representative, or
other employee (or a member of one of their immediate fami   lies) of
investment professionals having agreements with FDC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:

1. Purchased for an insurance company separate account used to fund
annuity contracts for employee benefit plan   s (except SIMPLE IRA,
SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate
account used to fund annuity contracts for employee benefit plans   ,
403(b) programs or plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans)     that are invested in Fidelity Advisor or
Fidelity funds, or (ii) an employee benefit plan,    403(b) program or
plan covering a sole proprietor (formerly Keogh/H.R. 10 plan)     that
is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
or

13. Purchased with distributions of income, principal, and capital
gains from Fidelity Defined Trusts   .

You must notify FDC in advance if you qualify for a front-end sales
charge waiver   .

If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as
described in    (2), (3), (4), (5), (6) and (7)     on the previous
page), Class T shares without a sales charge (as described in (1),
(2), (3) and (4) on the previous page), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption    of shares
from     retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs) at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;

        3. In connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and
Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 701/2,;

 4. In co   nnectio    n with redemptions through the Fidelity Advisor
Systematic Withdrawal Program; or

 5. (AP   PLICABLE TO CLASS C ONLY) In connection with any redemptions
from an employee benefit plan, 403(b) program or plan coveri    ng a
sole-proprietor (formerly Keogh/H.R. 10 plan).

Your investment professional should    advise Fidelity at the time
your redemption order is placed if you qualify for a waiver of the Class B or Class C CDSC.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS INSTITUTIONAL CLASS FEBRUARY 28,1998 PROSPECTUS

The following information replaces each reference to 1-800-843-3001.

If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.

   The following information replaces similar information found in "Who May Want to Invest" on page 3.

   Institutional Class shares are offered to:

   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

   5. Fidelity Trustees and employees; and

   6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

   For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The following information found in "Expenses" on page 3 is no longer applicable.

Annual account maintenance  $12.00
fee (for accounts under
$2,500)

The following information replaces similar information for INTERNATIONAL CAPITAL APPRECIATION found in "Expenses" on page 4.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Institutional Class's annual operating expenses.

INTERNATIONAL CAPITAL  Management fee             0.75%[A]  1 year   $ 15
APPRECIATION

                       12b-1 fee                 None       3 years  $ 46

                       Other expenses  (after     0.70%[A]
                       reimbursement)

                       Total operating expenses   1.45%

[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

The following information replaces similar information found in "Expenses" on page 4.

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                                 Effective Date

International Capital     1.45%  12/1/98
Appreciation

Overseas                  1.30%  1/1/99

Emerging Markets Income   1.25%  7/1/95

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts (estimated for International Capital Appreciation):

                         Other Expenses  Total Operating Expenses

International Capital     2.70%           3.45%
Appreciation[A]

Emerging Markets Income   0.89%           1.58%

[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.

The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 8.

FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

The following information replaces similar information found in "How to Buy Shares" on page 16.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                                              $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500
Through regular investment plans*                               $100
TO ADD TO AN ACCOUNT                                            $100
MINIMUM BALANCE                                                 $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None

(double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 19.

The following information replaces similar information found in "Investor Services" on page 20.

REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM   INITIAL
$100

The following information found in "Transaction Details" on page 23 is no longer applicable.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.


SUPPLEMENT TO THE FIDELITY ADVISOR FUNDSSM:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 28, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(1) IN EACH OF "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND," "INVESTMENT LIMITATIONS OF BALANCED FUND," "INVESTMENT LIMITATIONS OF HIGH YIELD FUND," "INVESTMENT LIMITATIONS OF MORTGAGE SECURITIES FUND," "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND," AND INVESTMENT LIMITATIONS OF SHORT FIXED-INCOME FUND" FOUND ON PAGES 12, 13, 15, 17, 18, AND 20, RESPECTIVELY.

(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDAMENTAL INVESTMENT
LIMITATIONS IN "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND" FOUND ON
PAGE 12.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION SUPPLEMENTS THE NON-FUNDAMENTAL INVESTMENT LIMITATIONS IN "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND" FOUND ON PAGE 13.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(5) IN "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND" FOUND ON
PAGE 18.

(5) The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOUND ON PAGE 36.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
SAI.

SPECIAL CONSIDERATIONS REGARDING THE RUSSIAN FEDERATION

The Russian Federation is the largest republic of the Commonwealth of Independent States with a 1995 population of 147,500,000. It is about one and four fifths of the land area of the United States and occupies most of eastern Europe and north Asia.

Russia has had a long history of political and economic turbulence. The U.S.S.R. lasted 69 years and for more than half that time it ranked as a nuclear superpower. In the 1930's tens of millions of its citizens were collectivized under state agricultural and industrial enterprises and millions died in political purges and the vast penal and labor system or in state-created famines. During World War II, as many as 20 million Soviet citizens died. After decades of communist rule the Soviet Union was dissolved on December 8, 1991 following a failed coup attempt against the government of Mikhail Gorbachev. On the day that the leaders declared that the Soviet Union ceased to exist, the Soviet republics were invited to join with Russia in the Commonwealth of Independent states (CIS). At one time or another those that have agreed to join have included the Ukraine, Belarus, Moldova, Georgia, Armenia, Azerbaijan, Uzbekistan, Turkmenistan, Tajikistan, Kazakhstan and Kyrgyzstan, but a number have dropped out since or have only observer status. Each of the republics is a sovereign state that controls its own economy and natural resources and collects its own taxes, providing only minimal support to the CIS.

Boris Yeltsin, President of Russia, inherited the mantle of economic and political chaos. With the freeing of most prices he staked his political life on the rapid creation of a free market economy. Since 1991 Yeltsin and his Russian reformers have been faced with the daunting task of stabilizing the Russian economy while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of the Russian people. To date, their efforts have yielded widely mixed results. On the one hand, they have made some impressive progress. Since 1992, they have abolished central planning, decontrolled prices, unified the foreign exchange market, made the ruble convertible, and privatized two thirds of the economy. They have accomplished this in spite of the crushing burdens inherited from the communist system: huge industrial enterprises that are unprofitable; an obsolete capital stock; a crumbling energy sector, huge external debt; and armies that had to be repatriated and resettled at home.

Russia remains a paradox among the major economies of the world in that it is a country marked by stagnation in production levels, but has few constraints on growth. Labor supply is adequate and savings are high. In addition, there is almost unlimited scope for increasing productivity through the introduction of improved technologies, production process and market-oriented managerial development. There are 147 million consumers who are slowly increasing their buying power and education standards are high. Russia is also rich in natural resources. It has 40% of the world's natural gas reserves, 6% of its oil, 25% of coal, diamonds, gold and nickel, and 30% of timber and bauxite. Approximately ten million people are engaged in agriculture and they produce half of the region's grain, meat, milk, and other dairy products.

The main reason for the continued poor performance of the Russian economy is the country's failure to mobilize the resources that are available. While the official unemployment rate was at 10.6% in 1996, up to half of the working population is, in effect, unemployed or, to a significant degree, underemployed in inefficient and unproductive industries. Much of the country's savings have been siphoned off through capital flight. Russia's technological potential for assimilating both domestic and foreign technologies is not being exploited. Industry privatization and restructuring initiatives have generally failed to mobilize the available factors of production as the country's privatization program virtually ensures the predominance of the old management teams that are largely non market-oriented in their management approach. Approximately 80% of Russian privatized companies continue to be majority-owned by insiders and only 10% are owned by investors with large enough stakes to influence the running of the company.

In July 1996, Boris Yeltsin was re-elected for a second term and it was hoped that the election would mark the start of a more stable period of economic growth. However, macroeconomic indicators in 1996 proved contradictory. On the one hand, the Russian government continued its strict credit policies, and the annual inflation rate for 1996 dropped to 23%, down from 131% in 1995. Inflation has since remained below 3% a month through the first half of 1997. In addition, expenditure cuts trimmed the budget deficit to 7% of GDP for the first nine months of 1996. On the other hand, however, GDP fell by 6% following 1995's 4% fall, while industrial production was down by 5% and real investment dropped by approximately 19%. Non-payment continues to represent a serious problem for the economy, particularly in the energy sector.

While Russia is widely believed to be one of the most risky markets in eastern Europe, it is also recognized for its potential for positive returns. In 1996 the Russian market delivered the world's best stock market performance and was among the top performing markets in the first half of 1997. However, the market has been essentially liquidity driven and concentrated in a very few of the country's largest companies. At just $65 billion, the total capitalization of the stock market accounts for just 12 percent of GDP. The majority of investors in Russian equities are small and medium-sized US hedge funds. In addition, several country specific funds have been established to make direct and portfolio investments in Russian companies. To facilitate foreign investment, a number of the larger Russian companies have issued equity in the form of American depositary receipts while six big firms have issued securities in the form of Russian depositary certificates. These certificates are issued and marketed by the Bank of New York. Any investment in Russia is risky and deciding which companies will perform well at this stage of the country's transformation is far from easy. A combination of poor accounting standards, inept management, limited shareholder rights and the criminalization of large sectors of the economy pose a significant risk, particularly to foreign investors.

THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION ON PAGE 48.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use research services of the brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (Japan) LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 108.

Balanced may compare its performance to that of the Fidelity Balanced Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indices are used to calculate the Fidelity Balanced Composite Benchmark: equity - the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks; and bond - the Lehman Brothers Aggregate Bond Index, a benchmark of investment-grade bonds. The index weightings of the Fidelity Balanced Composite Benchmark are rebalanced monthly.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 110.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's or Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gains or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's or Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in
the    Employee Retirement Income Security Act) (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (   except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a
403(b) program     investing through an insurance company separate
account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan    (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a
403(b) program     investing through a trust institution, bank trust
department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily
engaged in brokerage business. Employee benefit plans    (except
SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 Plans)) and
403(b) programs     that participate in the Advisor Retirement
Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan    (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a
403(b) program     investing through an investment professional
sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee
benefit plans    (except SIMPLE IRA, SEP, and SARSEP plans and plans
covering self-employed individuals and their employees (formerly
Keogh/H.R. 10 plans)), 403(b)     programs and accounts managed by
third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that
is charged an asset-based fee. Employee benefit plans    (except
SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 Plans)) and
403(b) programs     do not qualify for this waiver;

7. to shares purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 Plans)) and 403(b) programs do not qualify for this waiver; or

8. to shares purchased by a bank trust officer, registered
representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with
FDC   .

CLASS T SHARES ONLY

   1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R.10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (   except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity
contracts for employee benefit plans,    403(b) programs or plans
covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor
(formerly Keogh/H.R. 10 plan)     that is invested in Fidelity Advisor
or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);    or

13. to shares purchased with distributions of income, principal, and
capital gains from Fidelity Defined trusts   .

CLASS B AND CLASS C SHARES ONLY

The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption of shares from retirement plans or
accounts (other than    of shares purchased on or after February 11,
1999 for Traditional IRAs, Roth IRAs and Rollover IRAs)     at age 70,
which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with the redemption of shares purchased on or
after F   ebruary 11, 1999, from Traditional IRAs, Roth IRAs and
Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 70; (4) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal
Program; or (5    ) (APPLICABLE TO CLASS C ONLY) in connection with
any redemptions from an employee benefit plan,    403(b) program or
plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan).

   A sales load waiver form must accompany each transac    tion
available for each class    .

INSTITUTIONAL CLASS SHARES ONLY

Institutional Class Shares are offered to:

1. Broker-dealer managed accounts programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee
benefit plans   , 403(b) programs and plans covering sole-proprietors
(formerly Keogh/H.R. 10 plans)     must have at least $50 million in
plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or
plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan)     in
the programs must be managed on a discretionary basis;

3. Trust institution and bank trust department managed accounts programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officer, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least$1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10
plans) include such programs     offered by a broker-dealer affiliate
of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company
separate accounts or insurance company employee benefit plan   s,
403(b) programs or plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans),     FDC reserves the right to waive the
requirement that $1 million be invested in the Institutional Class of the Advisor funds.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s)
of an investor    (including an employee benefit plan (except a SEP or
SARSEP plan or a plan covering self-employed individuals and their
employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program)     past
$25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit
plan    (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program)     past $1 million; a trade for an investor with an
accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an
employee benefit plan    (except a SEP or SARSEP plan or a plan
covering self-employed individuals and their employees (formerly a
Keogh/H.R. 10 plan)) or 403(b) progra    m past $1 million; a trade
for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit
plan    (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program     past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated
account(s) of an investor    (including an employee benefit plan
(except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program     past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

          The Class A or Class T CDSC does not apply to the redemption of shares:

          1. Held by insurance company separate accounts;

          2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

         3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs,
SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 701/2.

         Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

THE FOLLOWING INFORMATION REPLACES THE S   ECOND PARAGRAPH FOUND
UNDER THE HEADING "   QUANTITY DISCOUNTS"     IN THE "ADDITIONAL
PURCHASE, EXCHANGE AND REDEMPTION INFORMATION"        SECTION ON PAGE
114.

For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary
account or for a single or a parent-subsidiary    group of employee
benefits plans (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10
plans)) and 403(b) programs    ; and tax-exempt organizations as
defined under Section 501(c)(3) of the Internal Revenue Code.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 117.

If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 121.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1997, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

Aggregate Compensation from
a                            J. Gary Burkhead(double dagger)  Ralph F.  Cox  Phyllis Burke Davis  Richard J. Flynn (double
FundA                                                                                             dagger)(double dagger)


TechnoQuant Growth**,B       $ 0                              $ 8            $ 8                  $ 0

International  Capital        0                                20             20                   0
AppreciationB,++

Overseas*,B,C                 0                                481            471                  64

MidCap**,B                    0                                144            141                  6

Equity Growth**,B,D,N         0                                2,067          2,022                127

Growth  Opportunities         0                                7,159          7,008                860
**,B,E,N,O

Strategic Opportunities**,B   0                                265            259                  0

Large Cap**,B                 0                                24             24                   1

Growth &  Income**,B          0                                23             23                   0

Equity  Income**,B,F,N        0                                1,202          1,177                66

Balanced*,B,G,N               0                                1,236          1,209                178

Emerging Markets  Income***,B 0                                49             48                   0

High Yield*,B,H,N             0                                1,013          991                  123

Strategic  Income***,B        0                                67             66                   0

Mortgage  Securities*,B,I,P   0                                204            199                  82

Government Investment*,B,J    0                                92             90                   15

Intermediate Bond**,B,K       0                                197            193                  13

Short Fixed- Income*,B,L      0                                166            161                  25

Municipal  Income*,B,M        0                                200            195                  30

Municipal Bond***,B           0                                395            386                  0

Intermediate  Municipal       0                                27             27                   2
Income**,B

Short- Intermediate Municipal 0                                11             11                   1
Income**,B

TOTAL  COMPENSATION FROM THE  0                                214,500        210,000              0
FUND COMPLEX+,A



Aggregate Compensation from a  Robert M. Gates  Edward C. Johnson 3d(double  E. Bradley Jones  Donald  J.  Kirk
FundA                                           dagger)


TechnoQuant Growth**,B         $ 5              $ 0                          $ 8               $ 8

International  Capital          17               0                            20                20
AppreciationB,++

Overseas*,B,C                   121              0                            474               474

MidCap**,B                      66               0                            142               142

Equity Growth**,B,D,N           783              0                            2,038             2,038

Growth  Opportunities           5,170            0                            7,060             7,060
**,B,E,N,O

Strategic Opportunities**,B     170              0                            261               261

Large Cap**,B                   11               0                            24                24

Growth &  Income**,B            16               0                            23                23

Equity  Income**,B,F,N          965              0                            1,186             1,186

Balanced*,B,G,N                 839              0                            1,219             1,219

Emerging Markets  Income***,B   33               0                            49                49

High Yield*,B,H,N               729              0                            998               998

Strategic  Income***,B          45               0                            66                66

Mortgage  Securities*,B,I,P     98               0                            200               200

Government Investment*,B,J      57               0                            91                91

Intermediate Bond**,B,K         151              0                            194               194

Short Fixed- Income*,B,L        109              0                            164               164

Municipal  Income*,B,M          131              0                            197               197

Municipal Bond***,B             326              0                            389               389

Intermediate  Municipal         21               0                            27                27
Income**,B

Short- Intermediate Municipal   8                0                            11                11
Income**,B

TOTAL  COMPENSATION FROM THE    176,000          0                            211,500           211,500
FUND COMPLEX+,A



Aggregate Compensation from a  Peter  S. Lynch(double dagger)  William O. McCoy (double  Gerald C. McDonough
FundA                                                          dagger)(double
                                                               dagger)(double dagger)

TechnoQuant Growth**,B         $ 0                             $ 5                       $ 10

International  Capital          0                               20                        25
AppreciationB,++

Overseas*,B,C                   0                               260                       575

MidCap**,B                      0                               94                        175

Equity Growth**,B,D,N           0                               1,110                     2,506

Growth  Opportunities           0                               7,213                     8,573
**,B,E,N,O

Strategic Opportunities**,B     0                               227                       326

Large Cap**,B                   0                               16                        29

Growth &  Income**,B            0                               16                        29

Equity  Income**,B,F,N          0                               1,237                     1,460

Balanced*,B,G,N                 0                               1,232                     1,470

Emerging Markets  Income***,B   0                               42                        61

High Yield*,B,H,N               0                               1,021                     1,212

Strategic  Income***,B          0                               57                        83

Mortgage  Securities*,B,I,P     0                               202                       235

Government Investment*,B,J      0                               90                        105

Intermediate Bond**,B,K         0                               202                       239

Short Fixed- Income*,B,L        0                               164                       197

Municipal  Income*,B,M          0                               197                       237

Municipal Bond***,B             0                               404                       486

Intermediate  Municipal         0                               28                        33
Income**,B

Short- Intermediate Municipal   0                               11                        13
Income**,B

TOTAL  COMPENSATION FROM THE    0                               214,500                   264,500
FUND COMPLEX+,A



Aggregate Compensation from a  Edward H. Malone (double  Marvin L. Mann  Robert C.  Pozen  Thomas R.  Williams
FundA                          dagger)(double dagger)


TechnoQuant Growth**,B         $ 0                       $ 8             $ 0               $ 8

International  Capital          0                         20              0                 20
AppreciationB,++

Overseas*,B,C                   66                        481             0                 478

MidCap**,B                      6                         144             0                 144

Equity Growth**,B,D,N           123                       2,067           0                 2,069

Growth  Opportunities           929                       7,159           0                 7,115
**,B,E,N,O

Strategic Opportunities**,B     0                         265             0                 265

Large Cap**,B                   1                         24              0                 24

Growth &  Income**,B            0                         23              0                 23

Equity  Income**,B,F,N          64                        1,202           0                 1,203

Balanced*,B,G,N                 198                       1,236           0                 1,227

Emerging Markets  Income***,B   0                         49              0                 49

High Yield*,B,H,N               132                       1,013           0                 1,006

Strategic  Income***,B          0                         67              0                 67

Mortgage  Securities*,B,I,P     68                        204             0                 204

Government Investment*,B,J      14                        92              0                 91

Intermediate Bond**,B,K         13                        197             0                 197

Short Fixed- Income*,B,L        28                        166             0                 165

Municipal  Income*,B,M          34                        200             0                 198

Municipal Bond***,B             0                         395             0                 395

Intermediate  Municipal         2                         27              0                 27
Income**,B

Short- Intermediate Municipal   1                         11              0                 11
Income**,B

TOTAL  COMPENSATION FROM THE    0                         214,500         0                 214,500
FUND COMPLEX+,A


* Fiscal year ended October 31.

** Fiscal year ended November 30.

*** Fiscal year ended December 31.

(double dagger) Interested trustees of each fund and Mr. Burkhead are compensated by FMR.

(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.

(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board for the funds. Mr. McCoy was appointed to the Board of Trustees of Advisor Series II, III, IV, V, VI, Income Fund, and Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Advisor Series I, VII, and VIII on July 16, 1997, September 17, 1997, and June 18, 1997, respectively.

+ Information is as of December 31, 1997 for 230 funds in the complex.

++ Figures presented are estimates for the fund's first fiscal year end October 31, 1998.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates, $62,500, E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $53,699, Marvin L. Mann, $53,699, and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $12, Phyllis Burke Davis, $12, Robert M. Gates, $0, Richard J. Flynn, $0, E. Bradley Jones, $12, Donald J. Kirk, $12, William O. McCoy, $0, Gerald C. McDonough, $12, Edward H. Malone, $12, Marvin L. Mann, $12, and Thomas R. Williams, $12.

D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $925, Phyllis Burke Davis, $925, Robert M. Gates, $330, Richard
J. Flynn, $0, E. Bradley Jones, $925, Donald J. Kirk, $925, William O. McCoy, $330, Gerald C. McDonough, $1,078, Edward H. Malone, $4, Marvin
L. Mann, $925, and Thomas R. Williams, $925.

E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3,130, Phyllis Burke Davis, $3,130, Richard J. Flynn, $0, Robert
M. Gates, $2,446, E. Bradley Jones, $3,130, Donald J. Kirk, $3,130, William O. McCoy, $3,044, Gerald C. McDonough, $3,624, Edward H. Malone, $165, Marvin L. Mann, $3,130, and Thomas R. Williams, $3,130.

F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $541, Phyllis Burke Davis, $541, Richard J. Flynn, $0, Robert M. Gates, $454, E. Bradley Jones, $541, Donald J. Kirk, $541, William O. McCoy, $552, Gerald C. McDonough, $631, Edward H. Malone, $2, Marvin
L. Mann, $541, and Thomas R. Williams, $541.

G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $535, Phyllis Burke Davis, $535, Richard J. Flynn, $0, Robert M. Gates, $397, E. Bradley Jones, $535, Donald J. Kirk, $535, William O. McCoy, $508, Gerald C. McDonough, $617, Edward H. Malone, $41, Marvin
L. Mann, $535, and Thomas R. Williams, $535.

H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $442, Phyllis Burke Davis, $442, Richard J. Flynn, $0, Robert M. Gates, $345, E. Bradley Jones, $442, Donald J. Kirk, $442, William O. McCoy, $430, Gerald C. McDonough, $512, Edward H. Malone, $23, Marvin
L. Mann, $442, and Thomas R. Williams, $442.

I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.

J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.

K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.

L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.

M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.

N For the fiscal period ended in 1997, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $870, Malone, $119, Mann, $870, Williams, $767); Growth Opportunities (Cox, $3,178, Malone, $764, Mann, $3,178, Williams, $2,464); Equity Income (Cox, $502, Malone, $62, Mann, $502, Williams, $449); Balanced (Cox, $557, Malone, $157, Mann, $557, Williams $410); and High Yield (Cox, $450, Malone, $109, Mann, $450, Williams, $348).

O Aggregate compensation from Growth Opportunities for the one month period ended November 30, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $697, Phyllis Burke Davis, $697, Richard J. Flynn, $0, Robert M. Gates, $688, Edward C. Johnson 3d, $0, E. Bradley Jones, $697, Donald
J. Kirk, $697, Peter S. Lynch, $0, William O. McCoy, $688, Gerald C. McDonough, $851, Edward H. Malone, $14, Marvin L. Mann, $697, Robert
C. Pozen, $0, and Thomas R. Williams, $697.

P Aggregate compensation from Mortgage Securities for the three month period ended October 31, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $51, Phyllis Burke Davis, $51, Richard J. Flynn, $0, Robert M. Gates, $51, Edward C. Johnson 3d, $0, E. Bradley Jones, $51, Donald J. Kirk, $51, Peter S. Lynch, $0, William O. McCoy, $51, Gerald C. McDonough, $63, Edward H. Malone, $0, Marvin L. Mann, $51, Robert C. Pozen, $0, and Thomas R. Williams, $51.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "MANAGEMENT CONTRACTS"
SECTION BEGINNING ON PAGE 127.

The following fee schedule is the current fee schedule for High Yield, Mortgage Securities, Government Investment, Intermediate Bond and
Short Fixed-Income, and replaces the similar information for each fund on pages 129 and 130.


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 0.5 billion    .3700%

 3 - 6                .3400              25              .2664

 6 - 9                .3100              50              .2188

 9 - 12               .2800              75              .1986

 12 - 15              .2500              100             .1869

 15 - 18              .2200              125             .1793

 18 - 21              .2000              150             .1736

 21 - 24              .1900              175             .1690

 24 - 30              .1800              200             .1652

 30 - 36              .1750              225             .1618

 36 - 42              .1700              250             .1587

 42 - 48              .1650              275             .1560

 48 - 66              .1600              300             .1536

 66 - 84              .1550              325             .1514

 84 - 120             .1500              350             .1494

 120 - 156            .1450              375             .1476

 156 - 192            .1400              400             .1459

 192 - 228            .1350              425             .1443

 228 - 264            .1300              450             .1427

 264 - 300            .1275              475             .1413

 300 - 336            .1250              500             .1399

 336 - 372            .1225              525             .1385

 372 - 408            .1200              550             .1372

 408 - 444            .1175

 444 - 480            .1150

 480 - 516            .1125

 Over 516             .1100


This fee schedule was approved by the shareholders of High Yield, Mortgage Securities, Government Investment, Intermediate Bond and
Short Fixed-Income.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPHS FOUND UNDER "MANAGEMENT FEES" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 128.

MANAGEMENT FEES. For the services of FMR under the management contract, TechnoQuant Growth, International Capital Appreciation, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE
"MANAGEMENT CONTRACTS" SECTION ON PAGE 128.

FUND                           DATE OF MANAGEMENT CONTRACT  DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth              12/1/96                      12/23/96*

International Capital           10/16/97                     10/31/97*
Appreciation

Overseas                        10/31/97                     9/17/97

Mid Cap                         1/18/96                      1/18/96*

Equity Growth                   8/1/97                       7/16/97

Growth Opportunities            2/28/98                      7/16/97

Strategic Opportunities         2/28/98                      6/18/97

Large Cap                       1/18/96                      1/18/96*

Growth & Income                 12/1/96                      12/23/96*

Equity Income                   12/1/98                      11/18/98

Balanced                        6/1/98                       5/13/98

Emerging Markets Income         7/1/97                       6/18/97

High Yield                      6/1/98                       5/13/98

Strategic Income                10/31/97                     6/18/97

Mortgage Securities             8/1/98                       7/15/98

Government Investment           6/1/98                       5/13/98

Intermediate Bond               11/1/98                      10/7/98

Short Fixed-Income              6/1/98                       5/13/98

Municipal Income                12/1/94                      11/16/94

Municipal Bond                  1/1/94                       12/15/93

Intermediate Municipal Income   7/1/95                       6/14/95

Short-Intermediate Municipal    7/1/95                       6/14/95
Income


* Approved by FMR, then the sole shareholder of the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 132.

EQUITY FUNDS

The following fee schedule is the current fee schedule for all equity funds.

GROUP FEE RATE SCHEDULE              EFFECTIVE ANNUAL FEE RATES

Average Group Assets     Annualized  Group Net Assets  Effective Annual
                         Rate                          Fee Rate

$ 0       -   3 billion  .5200%      $ 0.5 billion  .5200%

3         -   6          .4900       25             .4238

6         -   9          .4600       50             .3823

9         -   12         .4300       75             .3626

12        -   15         .4000       100            .3512

15        -   18         .3850       125            .3430

18        -   21         .3700       150            .3371

21        -   24         .3600       175            .3325

24        -   30         .3500       200            .3284

30        -   36         .3450       225            .3249

36        -   42         .3400       250            .3219

42        -   48         .3350       275            .3190

48        -   66         .3250       300            .3163

66        -   84         .3200       325            .3137

84        -   102        .3150       350            .3113

102       -   138        .3100       375            .3090

138       -   174        .3050       400            .3067

174       -   210        .3000       425            .3046

210       -   246        .2950       450            .3024

246       -   282        .2900       475            .3003

282       -   318        .2850       500            .2982

318       -   354        .2800       525            .2962

354       -   390        .2750       550            .2924

390       -   426        .2700

426       -   462        .2650

462       -   498        .2600

498       -   534        .2550

Over 534                 .2500


This fee schedule has been approved by the shareholders of each equity fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 133.

The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1997 the annual basic fee rate would be calculated as follows:

                               Group Fee Rate     Individual Fund Fee Rate     Basic Fee Rate

TechnoQuant Growth              0.2942%        +   0.30%                    =  0.5942%

International Capital           0.2942%        +   0.45%                    =  0.7442%
Appreciation*

Overseas                        0.2942%        +   0.45%                    =  0.7442%

Mid Cap                         0.2942%        +   0.30%                    =  0.5942%

Equity Growth                   0.2942%        +   0.30%                    =  0.5942%

Growth Opportunities            0.2942%        +   0.30%                    =  0.5942%

Strategic Opportunities         0.2942%        +   0.30%                    =  0.5942%

Large Cap                       0.2942%        +   0.30%                    =  0.5942%

Growth & Income                 0.2942%        +   0.20%                    =  0.4942%

Equity Income                   0.2942%        +   0.20%                    =  0.4942%

Balanced                        0.2942%        +   0.15%                    =  0.4442%

Emerging Markets Income         0.1372%        +   0.55%                    =  0.6872%

High Yield                      0.1372%        +   0.45%                    =  0.5872%

Strategic Income                0.1372%        +   0.45%                    =  0.5872%

Mortgage Securities             0.1372%        +   0.30%                    =  0.4372%

Government Investment           0.1372%        +   0.30%                    =  0.4372%

Intermediate Bond               0.1372%        +   0.30%                    =  0.4372%

Short Fixed-Income              0.1372%        +   0.30%                    =  0.4372%

Municipal Income                0.1372%        +   0.25%                    =  0.3872%

Intermediate Municipal Income   0.1372%        +   0.25%                    =  0.3872%

Short-Intermediate Municipal    0.1372%        +   0.25%                    =  0.3872%
Income


* Estimated

THE FOLLOWING INFORMATION REPLACES THE SECOND AND SIXTH PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 135.

SUB-ADVISERS. On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Intermediate Bond, and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds. On behalf of International Capital Appreciation, Overseas, Emerging Markets Income, and Strategic Income, FMR may also grant FMR U.K., FMR Far East, FIJ, FIIA and FIIA(U.K.)L investment management authority to buy and sell securities if FMR believes it would be beneficial to the funds.

On behalf of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

THE FOLLOWING INFORMATION REPLACES THE SECOND, FOURTH, FIFTH, AND
SIXTH PARAGRAPHS FOUND UNDER THE HEADING "DISTRIBUTION AND SERVICE PLANS" BEGINNING ON PAGE 137.

Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, and Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, Municipal Income, Short-Intermediate Municipal Income, and Intermediate Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month.

Currently, up to the full amount of distribution fees paid by Class A and Class T may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.

Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and up to the full amount of service fees paid by Class B may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C
shares made for an employee benefit plan,    403(b) program or plan
covering a sole-proprietor (formerly Keogh/H.R. 10 plan)     or
through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

THE FOLLOWING TABLES REPLACE THE TABLES SHOWING DISTRIBUTION FEES AND, FOR CLASS B AND CLASS C, SERVICE FEES, PAID BY CLASS A, CLASS T, CLASS B, AND CLASS C, RESPECTIVELY, FOUND ON PAGES 139-141 IN THE
"DISTRIBUTION AND SERVICE PLANS" SECTION.

The table below shows the distribution fees paid by Class A for the fiscal years ended 1997.

CLASS A DISTRIBUTION FEES

                               1997

FUND                           FEES PAID TO FDC  PAID BY FDC TO  INVESTMENT  RETAINED BY FDC****
                                                 PROFESSIONALS

TechnoQuant Growth             $ 9,431           $ 9,265                     $ 166

Overseas                        6,465             6,238                       227

Mid Cap                         6,575             6,326                       249

Equity Growth                   36,449            36,286                      163

Growth Opportunities            153,641++         153,641++                   0++

Strategic Opportunities         2,516***          2,255***                    261***

Large Cap                       3,619             3,142                       477

Growth & Income                 6,421             6,256                       165

Equity Income                   32,093            32,089                      4

Balanced                        10,612            10,344                      268

Emerging Markets Income         1,903             1,718                       185

High Yield                      29,386            29,364                      22

Strategic Income                2,600             2,450                       150

Mortgage Securities             600*              565*                        35*

Mortgage Securities             530**             482**                       48**

Government Investment           1,086             945                         141

Intermediate Bond               3,177             3,056                       121

Short Fixed-Income              4,666             4,666                       0

Municipal Income                2,810             2,723                       87

Intermediate Municipal Income   521               358                         163

Short-Intermediate Municipal    523               372                         151
Income


 + For the fiscal period November 1, 1997 through November 30, 1997.

 ++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees paid by Class T for the fiscal years ended 1997.

CLASS T DISTRIBUTION FEES

                               1997

FUND                           FEES PAID TO FDC  PAID BY FDC TO INVESTMENT  RETAINED BY FDC****
                                                 PROFESSIONALS

TechnoQuant Growth             $ 59,373          $ 58,479                   $ 894

Overseas                        5,557,206         5,466,383                  90,823

Mid Cap                         1,333,963         1,224,468                  109,495

Equity Growth                   19,297,519        19,090,886                 206,633

Growth Opportunities            8,369,900+        8,200,499+                 169,401+

Growth Opportunities            86,243,939++      85,413,638++               830,301++

Strategic Opportunities         2,266,860***      2,222,675***               44,185***

Large Cap                       179,058           176,655                    2,403

Growth & Income                 254,429           254,073                    356

Equity Income                   9,635,902         9,452,123                  183,779

Balanced                        14,548,840        14,388,949                 159,891

Emerging Markets Income         230,572           207,314                    23,258

High Yield                      4,929,860         4,878,524                  51,336

Strategic Income                276,410           273,944                    2,466

Mortgage Securities             8,099*            3,787*                     4,312*

Mortgage Securities             2,602**           1,400**                    1,202**

Government Investment           427,659           414,018                    13,641

Intermediate Bond               655,179           632,537                    22,642

Short Fixed-Income              570,695           561,631                    9,064

Municipal Income                1,062,341         1,051,649                  10,692

Intermediate Municipal Income   127,082           124,865                    2,217

Short-Intermediate Municipal    37,068            36,623                     445
Income


+ For the fiscal period November 1, 1997 through November 30, 1997.

++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees and the shareholder service fees paid by Class B for the fiscal years ended 1997.

CLASS B DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES

                               1997

FUND                           DISTRIBUTION FEES PAID TO FDC  RETAINED BY FDC*****  SHAREHOLDER SERVICE FEES PAID
                                                                                    TO FDC

TechnoQuant Growth             $ 44,157                       $ 44,157              $ 14,718

Overseas                        215,984                        215,984               71,995

Mid Cap                         325,966                        325,966               108,656

Equity Growth                   217,770                        217,770               72,590

Growth Opportunities            247,111+                       247,111+              82,370+

Growth Opportunities            844,796++                      844,796++             281,598++

Strategic Opportunities         683,989***                     683,989***            227,996***

Large Cap                       120,477                        120,477               40,162

Growth & Income                 88,496                         88,496                29,498

Equity Income                   4,395,816                      4,395,816             1,465,270

Balanced                        47,252                         47,252                15,751

Emerging Markets Income         144,517                        144,517               55,579

High Yield                      2,991,471                      2,991,471             1,150,565

Strategic Income                295,764                        295,764               113,756

Mortgage Securities             1,950*                         1,950*                749*

Mortgage Securities             994**                          994**                 380**

Government Investment           112,488                        112,488               43,269

Intermediate Bond               127,539                        127,539               49,049

Municipal Income                259,150                        259,150               99,673

Intermediate Municipal Income   48,596                         48,596                18,691





FUND                           PAID BY FDC TO INVESTMENT   RETAINED BY FDC****
                               PROFESSIONALS

TechnoQuant Growth             $ 14,625                    $ 93

Overseas                        71,995                      0

Mid Cap                         108,656                     0

Equity Growth                   72,590                      0

Growth Opportunities            81,953+                     417+

Growth Opportunities            281,598++                   0++

Strategic Opportunities         227,107***                  889***

Large Cap                       39,938                      224

Growth & Income                 29,498                      0

Equity Income                   1,461,265                   4,005

Balanced                        15,407                      344

Emerging Markets Income         55,579                      0

High Yield                      1,150,565                   0

Strategic Income                113,256                     500

Mortgage Securities             689*                        60*

Mortgage Securities             291**                       89**

Government Investment           42,928                      341

Intermediate Bond               48,705                      344

Municipal Income                99,539                      134

Intermediate Municipal Income   18,629                      62


+ For the fiscal period November 1, 1997 through November 30, 1997.

++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

***** Amounts are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees and the shareholder service fees paid by Class C for the fiscal years ended 1997. (Class C shares were not offered prior to November 3, 1997.)

CLASS C DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES

                               1997

FUND                                                          PAID BY FDC TO INVESTMENT  RETAINED BY FDC*
                               DISTRIBUTION FEES PAID TO FDC  PROFESSIONALS

TechnoQuant Growth             $ 8                            $ 0                        $ 8

Mid Cap                         84                             0                          84

Equity Growth                   281                            0                          281

Growth Opportunities            1,701                          0                          1,701

Large Cap                       12                             0                          12

Growth & Income                 113                            0                          113

Equity Income                   192                            0                          192

Emerging Markets Income         35                             0                          35

Strategic Income                354                            0                          354

Intermediate Bond               41                             0                          41

Intermediate Municipal Income   4                              0                          4





FUND                           SHAREHOLDER SERVICE FEES PAID  PAID BY FDC TO INVESTMENT  RETAINED BY FDC*
                               TO FDC                         PROFESSIONALS

TechnoQuant Growth             $ 2                            $ 0                        $ 2

Mid Cap                         28                             0                          28

Equity Growth                   94                             0                          94

Growth Opportunities            567                            0                          567

Large Cap                       2                              0                          2

Growth & Income                 38                             0                          38

Equity Income                   64                             0                          64

Emerging Markets Income         12                             0                          12

Strategic Income                118                            0                          118

Intermediate Bond               14                             0                          14

Intermediate Municipal Income   2                              0                          2


* Amounts are retained by FDC for use in its capacity as distributor.

THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE
"DISTRIBUTION AND SERVICE PLANS" SECTION ON PAGE 143.

The Plans were approved by the shareholders of each class on the dates shown in the table below:

                               DATE OF SHAREHOLDER APPROVAL

FUND                           CLASS A                       CLASS T   CLASS B   INSTITUTIONAL

TechnoQuant Growth             12/23/96                      12/23/96  12/23/96  12/23/96

Overseas                       08/30/96                      09/17/97  06/30/95  06/30/95

Mid Cap                        08/30/96                      01/18/96  01/18/96  01/18/96

Equity Growth                  08/30/96                      07/16/97  *         09/26/86

Growth Opportunities           08/30/96                      01/01/95  *         06/30/95

Strategic Opportunities        08/30/96                      06/18/97  06/18/97  06/30/95

Large Cap                      08/30/96                      01/18/96  01/18/96  01/18/96

Growth & Income                12/23/96                      12/23/96  12/23/96  12/23/96

Equity Income                  08/30/96                      11/18/98  11/18/98  07/23/86

Balanced                       08/30/96                      01/01/95  *         06/30/95

Emerging Markets Income        08/30/96                      06/18/97  06/18/97  06/30/95

High Yield                     08/30/96                      01/01/95  01/01/95  06/30/95

Strategic Income               08/30/96                      10/14/94  10/14/94  06/30/95

Government Investment          08/30/96                      01/01/95  01/01/95  06/30/95

Intermediate Bond              08/30/96                      01/01/95  01/01/95  11/26/86

Mortgage Securities            *                             *         *         *

Short Fixed-Income             08/30/96                      01/01/95  **        06/30/95

Municipal Income               08/30/96                      12/01/94  12/01/94  06/30/95

Intermediate Municipal Income  08/30/96                      07/01/95  07/01/95  11/05/86

Short-Intermediate Municipal   08/30/96                      07/01/95  **        06/30/95
Income


* Not applicable.

** Class B is not available for this fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "CONTRACTS WITH FMR AFFILIATES" SECTION ON PAGE 144.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH FOUND UNDER "CONTRACTS WITH FMR AFFILIATES" ON PAGE 144.

Each of the taxable funds has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE
HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 153.

SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust (except for Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund) provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Fidelity Advisor Series II's, Fidelity Advisor Series IV's and Fidelity Income Fund's Declaration of Trust provides that each trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

THE FOLLOWING INFORMATION REPLACES THE "VOTING RIGHTS" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust (except Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund) or fund (except Balanced, Government Investment, High Yield, Intermediate Bond, Mortgage Securities, Short Fixed-Income, and Strategic Income) may be terminated upon the sale of their assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the funds or trusts. Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund or any of their respective funds may be terminated upon sale of their assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of their assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund may, however, reorganize or terminate each trust or any fund without prior shareholder approval. If not so terminated, each trust and fund will continue indefinitely. Each fund (except Municipal Bond) may invest all of their assets in another investment company.


SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL EQUITY FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
DECEMBER 14, 1998 PROSPECTUS
The following information replaces the 10th paragraph found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 14.

For purchases of Class C shares made for an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gains distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

The following information replaces similar information in "How to Buy Shares" on page 16.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN, 403(B) PROGRAM OR PLAN
COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

The following information replaces the fourth and fifth paragraphs found under the heading "Finder's Fee" in the "Transaction Details" section on page 23.

The Class A or Class T CDSC does not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 701/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction
Details" section on page 24.

Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page 26.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan(except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan(except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan(except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver; or

8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income; or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received in proper form by FIIOC.

You must notify FDC in advance if you qualify for a front-end sales charge waiver.

If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (2), (3), (4), (5), (6) and (7) on page ), Class T shares without a sales charge (as described in (1), (2), (3) and (4) on page ), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, or Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption of shares from retirement plans or accounts (other than of shares purchased on or after February 11, 1999, for Traditional IRAs, Roth IRAs, and Rollover
IRAs) at age 701/2 which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 701/2;

4. In connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program; or

5. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class B or Class C CDSC.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL EQUITY FUNDS INSTITUTIONAL CLASS
DECEMBER 14, 1998 PROSPECTUS

The following information replaces similar information found in the "Who May Want to Invest" section on page 3.

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or a plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.


SUPPLEMENT TO THE FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR RETIREMENT GROWTH FUND, AND FIDELITY ADVISOR ASSET ALLOCATION FUND
FUNDS OF FIDELITY ADVISOR SERIES I
FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR LATIN AMERICA FUND, AND FIDELITY ADVISOR GLOBAL EQUITY FUND
FUNDS OF FIDELITY ADVISOR SERIES VIII
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
DECEMBER 14, 1998
STATEMENT OF ADDITIONAL INFORMATION


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 53.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in the Employment Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million of more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver; or

8. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC; or

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code); or

13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

CLASS B AND CLASS C SHARES ONLY

The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption of shares from retirement plans or accounts (other than shares purchases on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs) at age 70 1/2 which are permitted without penalty pursuant to the Internal Revenue Code;
(3) in connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2; (4) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (5) (APPLICABLE TO CLASS C ONLY) in connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A sales load waiver form must accompany each transaction available for each class.

INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the programs must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (Formerly a Keogh/H.R.
plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable, that have been held for the longest period of time.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

The Class A or Class T CDSC does not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY

QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify Fidelity at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.

For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of employee benefits plans (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.

THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND UNDER THE HEADING "DISTRIBUTION AND SERVICE PLANS" BEGINNING ON PAGE 63.

Currently, and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.